Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000231392 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231392 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231392 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231392 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231392 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231392 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231392 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231392 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231392 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231392 [Member] | Fairfax India Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231392 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231392 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000231392 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000231392 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000231392 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000231392 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231392 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231392 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231392 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231392 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231392 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231392 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000231392 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000231392 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000231392 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231392 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231392 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231392 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231392 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231392 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231392 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231392 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231392 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231392 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231395 [Member] | Fortress Transportation and Infrastructure Investors LLC 7 00 06 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231395 [Member] | Bath And Body Works Inc 6 88 11 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231395 [Member] | Gen Digital Inc 6 25 04 01 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | Markel Group Inc 6 00 06 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | Iron Mountain Inc 6 25 01 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231395 [Member] | StoneX Group Inc 7 88 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231395 [Member] | JB Poindexter And Co Inc 8 75 12 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Installed Building Products Inc 5 75 02 01 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Post Holdings Inc 6 38 03 01 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Burford Capital Global Finance LLC 6 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000231395 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231400 [Member] | Anheuser Busch InBev S A N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231400 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231400 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231400 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231400 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231400 [Member] | Liberty Broadband Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231400 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231400 [Member] | Bayer A G ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231400 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231400 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231400 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231400 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000231400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000231400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000231400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000231400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231400 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231400 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000231400 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231400 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231400 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249810 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249810 [Member] | Fannie Mae Pool MA5313 5 50 03 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249810 [Member] | U S Treasury Bonds 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249810 [Member] | U S Treasury Notes 4 13 11 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249810 [Member] | Fannie Mae Pool MA5498 6 00 10 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249810 [Member] | U S Treasury Notes 4 00 01 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249810 [Member] | U S Treasury Notes 4 13 10 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249810 [Member] | Freddie Mac Pool SD8233 5 00 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249810 [Member] | U S Treasury Notes 3 50 09 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249810 [Member] | U S Treasury Bonds 4 25 08 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249810 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000249810 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249810 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000249810 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%